Summary of Research and Development and Revenue Related Milestone Payments Explanatory (Details) $ in Thousands	Sep. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	$ 45,965
R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	8,527
Revenue Milestone Payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	37,438
Less than 1 Year [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	24
Less than 1 Year [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	24
Less than 1 Year [member] | Revenue Milestone Payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments
1 - 3 Years [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	198
1 - 3 Years [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	198
1 - 3 Years [member] | Revenue Milestone Payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments
4 - 5 Years [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	1,243
4 - 5 Years [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	1,243
4 - 5 Years [member] | Revenue Milestone Payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments
More than 5 Years [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	44,500
More than 5 Years [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	7,062
More than 5 Years [member] | Revenue Milestone Payments [member]
IfrsStatementLineItems [Line Items]
R&D and revenue-related milestone payments	$ 37,438